FAIR VALUE MEASUREMENTS - Carrying Value and Fair Value of Company's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Carrying Value [Member]
Financial Assets:
Cash and cash equivalents	$ 6,347	$ 8,716
Stock in Federal Home Loan Bank	7,679	7,073
Mortgage-backed securities held to maturity	43,074	25,921
Loans receivable held for investment	695,330	734,772
Financial Liabilities:
Customer deposit accounts	748,193	870,946
Brokered deposit accounts		21,367
Advances from FHLB	155,000	127,000
Subordinated debentures	25,774	25,774
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Estimated Fair Value [Member]
Financial Assets:
Cash and cash equivalents	6,347	8,716
Stock in Federal Home Loan Bank
Mortgage-backed securities held to maturity
Loans receivable held for investment
Financial Liabilities:
Customer deposit accounts
Brokered deposit accounts
Advances from FHLB
Subordinated debentures
Significant Other Observable Inputs (Level 2) [Member] | Estimated Fair Value [Member]
Financial Assets:
Cash and cash equivalents
Stock in Federal Home Loan Bank	7,679	7,073
Mortgage-backed securities held to maturity	43,143	26,117
Loans receivable held for investment
Financial Liabilities:
Customer deposit accounts
Brokered deposit accounts
Advances from FHLB
Subordinated debentures
Significant Unobservable Inputs (Level 3) [Member] | Estimated Fair Value [Member]
Financial Assets:
Cash and cash equivalents
Stock in Federal Home Loan Bank
Mortgage-backed securities held to maturity
Loans receivable held for investment	726,408	763,017
Financial Liabilities:
Customer deposit accounts	749,561	872,160
Brokered deposit accounts		21,365
Advances from FHLB	156,885	130,393
Subordinated debentures	$ 10,310	$ 9,021